Variable Interest Entities Consolidating Income Statement (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Property revenues									$ 14,250,572	$ 13,115,858	$ 9,686,414
Investment income									26,606,234	22,651,622	11,078,467
Contingent Interest Income									40,000	6,497,160	0
Interest Income, Operating									856,217	1,772,338	150,882
Gain on sale and retirement of bonds									3,701,772	0	680,444
Other income									188,000	250,000	555,328
Total revenues	$ 11,731,863	$ 11,043,537	$ 10,467,428	$ 12,399,967	$ 8,667,103	$ 9,022,337	$ 14,391,235	$ 12,206,303	45,642,795	44,286,978	22,151,535
Operating Expenses [Abstract]
Real estate operating expense									7,796,761	7,622,182	6,022,923
Mortgage Loans on Real Estate, Write-down or Reserve, Amount					4,557,741					4,557,741
Provision for Loan and Lease Losses									75,000	168,000	0
Mortgage Loans on Real Estate, Write-down or Reserve, Amt									0	4,557,741	0
Provision for loss on receivables									0	241,698	452,700
Depreciation and amortization									6,081,500	5,823,477	4,056,612
Interest expense									11,165,911	6,990,844	5,275,008
General and administrative									5,547,208	4,237,245	3,512,233
Costs and Expenses									30,666,380	29,641,187	19,319,476
Income (loss) from operations									14,976,415	14,645,791	2,832,059
Income from discontinued operations									52,773	3,331,051	2,163,979
Net income (loss)									15,029,188	17,976,842	4,996,038
Net income (loss) attributable to noncontrolling interest									(4,673)	261,923	549,194
Net income (loss) - America First Tax Exempt Investors, L.P.	$ 2,020,746	$ 3,307,829	$ 3,658,457	$ 6,046,829	2,027,074	$ 3,411,259	$ 3,955,160	$ 8,321,426	15,033,861	17,714,919	4,446,844
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax									0	3,177,183	1,406,608
Partnership [Member]
Revenues [Abstract]
Property revenues									14,250,572	11,358,718	7,846,812
Investment income									26,606,234	23,170,169	11,650,280
Contingent Interest Income									40,000	6,497,160
Interest Income, Operating									856,217	1,772,338	150,882
Gain on sale and retirement of bonds									3,701,772		680,444
Other income									188,000	250,000	557,300
Total revenues									45,642,795	43,048,385	20,885,718
Operating Expenses [Abstract]
Real estate operating expense									7,796,761	6,522,091	4,604,870
Mortgage Loans on Real Estate, Write-down or Reserve, Amount					4,557,741					4,557,741
Provision for Loan and Lease Losses									75,000	168,000
Provision for loss on receivables										241,698	452,700
Depreciation and amortization									6,081,500	5,365,376	3,437,684
Interest expense									11,165,911	6,990,844	5,275,008
General and administrative									5,547,208	4,237,245	3,512,233
Costs and Expenses									30,666,380	28,082,995	17,282,495
Income (loss) from operations									14,976,415	14,965,390	3,603,223
Income from discontinued operations									688,333	4,127,714	2,915,661
Net income (loss)									15,664,748	19,093,104	6,518,884
Net income (loss) attributable to noncontrolling interest									(4,673)	261,923	549,194
Net income (loss) - America First Tax Exempt Investors, L.P.									15,669,421	18,831,181	5,969,690
Consolidated VIEs [Member]
Revenues [Abstract]
Property revenues									0	1,757,140	1,839,602
Investment income									0	0	0
Contingent Interest Income									0	0
Interest Income, Operating									0	0	0
Gain on sale and retirement of bonds									0		0
Other income									0	9,186,828	(1,972)
Total revenues									0	10,943,968	1,837,630
Operating Expenses [Abstract]
Real estate operating expense									0	1,100,091	1,418,053
Mortgage Loans on Real Estate, Write-down or Reserve, Amount					0					0
Provision for Loan and Lease Losses									0	0
Provision for loss on receivables										0	0
Depreciation and amortization									0	471,692	633,914
Interest expense									0	1,034,584	1,116,551
General and administrative									0	0	0
Costs and Expenses									0	2,606,367	3,168,518
Income (loss) from operations									0	8,337,601	(1,330,888)
Income from discontinued operations									(1,987,839)	(2,072,030)	(1,955,008)
Net income (loss)									(1,987,839)	6,265,571	(3,285,896)
Net income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) - America First Tax Exempt Investors, L.P.									(1,987,839)	6,265,571	(3,285,896)
Consolidations, Eliminations for VIEs [Member]
Revenues [Abstract]
Property revenues									0	0	0
Investment income									0	(518,547)	(571,813)
Contingent Interest Income									0	0
Interest Income, Operating									0	0	0
Gain on sale and retirement of bonds									0		0
Other income									0	(9,186,828)	0
Total revenues									0	(9,705,375)	(571,813)
Operating Expenses [Abstract]
Real estate operating expense									0	0	0
Mortgage Loans on Real Estate, Write-down or Reserve, Amount					$ 0					0
Provision for Loan and Lease Losses									0	0
Provision for loss on receivables										0	0
Depreciation and amortization									0	(13,591)	(14,986)
Interest expense									0	(1,034,584)	(1,116,551)
General and administrative									0	0	0
Costs and Expenses									0	(1,048,175)	(1,131,537)
Income (loss) from operations									0	(8,657,200)	559,724
Income from discontinued operations									1,352,279	1,275,367	1,203,326
Net income (loss)									1,352,279	(7,381,833)	1,763,050
Net income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) - America First Tax Exempt Investors, L.P.									$ 1,352,279	$ (7,381,833)	$ 1,763,050